Chapter 11 Filing (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jul. 11, 2018
Cash payment for reorganization items	$ 0	$ 100	$ 0	$ 200	$ 200	$ 900
Financial Reporting In Reorganization [Member]
Write off claim reduce in settlement						$ 200
Subject To Review By Bankruptcy Court [Member]
Disallowed bankruptcy claims, amount							$ 500